Schedule of Outstanding Convertible Notes Payable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Amortization of debt discounts	$ 1,643,408	$ 27,719	$ 30,316	$ 39,922
Convertible Note Payable [Member]
Short-term Debt [Line Items]
Convertible notes, December 31, 2020
Issued for cash	2,500,000
Issued for original issue discount	250,000
Debt discount related to convertible notes	(1,578,767)
Conversion to common stock	(500,000)
Conversion to preferred stock	(2,250,000)
Amortization of debt discounts	1,578,767
Convertible notes, September 30, 2021